Income Taxes - Schedule of Components of Income Tax Expense (Benefit) (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		4 Months Ended	12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal				$ 0.0	$ 0.0	$ 0.0
State				0.0	2.0	2.3
Foreign				0.0	38.3	73.7
Total				0.0	40.3	76.0
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal				0.0	(2.1)	(43.7)
State				0.0	(2.9)	(2.5)
Foreign				0.0	(33.2)	(74.6)
Total		$ (17.2)	$ (15.1)	0.0	(38.2)	(120.8)
U.S. Federal				0.0	(2.1)	(43.7)
State				0.0	(0.9)	(0.2)
Foreign				0.0	5.1	(0.9)
Total		$ 1.2	$ 12.0	$ 0.0	$ 2.1	$ (44.8)
Predecessor [Member]
Current Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal	$ (8.8)						$ 30.9
State	0.1						6.6
Foreign	6.7						98.6
Total	(2.0)						136.1
Deferred Income Tax Expense (Benefit), Continuing Operations [Abstract]
U.S. Federal	7.0						(4.5)
State	(0.2)						(0.4)
Foreign	2.3						14.0
Total	9.1						9.1
U.S. Federal	(1.8)						26.4
State	(0.1)						6.2
Foreign	9.0						112.6
Total	$ 7.1						$ 145.2